Segment Information and Major Customers - Schedule of Revenues by Geographic Region (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues by Geographic Region [Line Items]
Total revenues by geographic region	₪ 1,683	₪ 2,720	₪ 1,193
Israel [Member]
Schedule of Revenues by Geographic Region [Line Items]
Total revenues by geographic region	1,194	2,519	1,193
Europe [Member]
Schedule of Revenues by Geographic Region [Line Items]
Total revenues by geographic region	₪ 489	₪ 201